SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 3)	9 Months Ended
Sep. 30, 2021 $ / shares shares
Statement [Line Items]
Total Stock Options Outstanding	1,531,833
Stock options [Member]
Statement [Line Items]
Stock Options Outstanding	2,839,000
Stock options [Member] | August 21, 2019 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 0.79
Stock Options Outstanding	552,500
Issuance Date	Aug. 21, 2019
Stock options [Member] | August 4, 2020 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	979,333
Issuance Date	Aug. 04, 2020